UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
August 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--96.5%	Rate (%)	Date	Amount ($)	Value ($)
Allamuchy Township Board of
Education, GO Notes (School
Bonds)	4.50	3/15/16	150,000	153,160
Allendale Borough,
GO Notes, Refunding (General
Improvement Bonds)	1.00	7/1/16	280,000	280,926
Avalon Borough,
GO Notes (General Improvement
Bonds and Water/Sewer Utility
Bonds)	5.00	5/15/16	285,000	294,117
Bergen County,
GO Notes (County College Bonds
and Special Services School
Bonds)	2.00	1/15/16	200,000	201,162
Bergen County,
GO Notes (County College
Bonds, General Improvement
Bonds, School Bonds and State
Aid County College Bonds)	4.00	10/15/15	300,000	301,258
Bergen County,
GO Notes (General Improvement
Bonds and Special
Services/Vocational School
Bonds)	2.00	12/1/15	1,320,000	1,326,130
Bergen County Improvement
Authority, County Guaranteed
Governmental Loan Revenue,
Refunding (Saddle Brook
Township Project)	2.00	9/1/15	225,000	225,000
Bergenfield Borough,
GO Notes, BAN	1.00	3/2/16	523,000	524,430
Bernardsville Borough,
GO Notes (General Bonds and
Sewer Bonds)	2.25	8/15/16	504,000	512,649
Bloomfield Township,
GO Notes, BAN (Water Utility)	1.50	8/5/16	3,250,000	3,279,340
Boonton Town School District Board
of Education, GO Notes,
Refunding (School Bonds)	1.50	1/15/16	145,000	145,547
Bordentown Regional School
District Board of Education,
GO Notes, Refunding	5.00	1/15/16	650,000	660,835
Bound Brook Borough Board of
Education, GO Notes (School
Bonds)	3.00	1/15/16	560,000	565,303
Branch Banking and Trust Co.

Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Terminal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.06	9/7/15	8,190,000	a,b,c	8,190,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.06	9/1/15	10,105,000	a,b,c	10,105,000
Brick Township,
GO Notes, Refunding	5.00	5/1/16	155,000		159,460
Brick Township Municipal Utilities
Authority, Revenue, Refunding	5.00	12/1/15	100,000		101,101
Brigantine,
GO Notes, BAN	1.00	12/9/15	3,466,000		3,470,299
Burlington County,
GO Notes	4.13	9/1/15	100,000		100,000
Burlington County,
GO Notes (General Improvement
Bonds)	3.38	9/1/15	100,000		100,000
Burlington County,
GO Notes (General Improvement
Bonds)	3.50	9/1/16	800,000		824,766
Camden County,
GO Notes, Refunding
(County-Guaranteed Open Space
Trust Fund)	3.00	6/1/16	595,000		606,357
Camden County Improvement
Authority, County Guaranteed
Lease Revenue, Refunding	4.50	9/1/15	100,000		100,000
Camden County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	3.00	1/15/16	390,000		393,684
Camden County Improvement
Authority, LR, Refunding	3.00	9/1/15	100,000		100,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.05	9/7/15	1,300,000	a	1,300,000
Cape May County,
GO Notes (General Improvement
Bonds)	4.00	9/1/15	100,000		100,000

Cape May County Municipal
Utilities Authority, Sewer
Revenue, Refunding	5.75	1/1/16	495,000	503,943
Cherry Hill Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	2/15/16	220,000	223,508
Clifton,
GO Notes, Refunding	4.00	7/15/16	100,000	103,054
Collingswood Borough Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	6/1/16	300,000	305,588
Colts Neck Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	2/1/16	125,000	125,777
Cumberland County,
GO Notes (County College Bonds
and General Improvement Bonds)	3.00	2/15/16	780,000	789,223
Cumberland County,
GO Notes (General Improvement
Bonds)	5.00	11/1/15	635,000	639,935
Essex County,
GO Notes (County College Bonds
and County Vocational School
Bonds)	3.00	9/1/15	115,000	115,000
Essex County Improvement
Authority, Airport Revenue,
Refunding	2.00	10/1/15	245,000	245,295
Essex County Improvement
Authority, Guaranteed Lease
Revenue, Refunding (County
Correctional Facility Project)	4.00	10/1/15	100,000	100,287
Essex County Improvement
Authority, Project
Consolidation Revenue,
Refunding	3.00	12/15/15	1,205,000	1,214,293
Essex County Utilities Authority,
Solid Waste System Revenue,
Refunding	5.00	4/1/16	250,000	256,311
Florence Township,
GO Notes, Refunding (The Board
of Commissioners of Fire
District Number 1)	2.00	7/15/16	175,000	176,813
Franklin Lakes Borough,
GO Notes (General Capital
Bonds)	1.00	9/1/15	230,000	230,000
Garwood Borough,
GO Notes (General Improvement
Bonds)	1.50	4/1/16	135,000	135,861
Guttenberg,
GO Notes, BAN	1.00	3/18/16	1,500,000	1,503,247
Hamilton Township,
GO Notes	2.00	6/1/16	250,000	252,607

Hamilton Township,
GO Notes (General Improvement
Bonds)	2.00	6/1/16	800,000		808,343
Hanover Park Regional High School
District Board of Education,
GO Notes (School Bonds)	4.00	10/1/15	100,000		100,294
Harrington Park Borough,
GO Notes	1.50	8/15/16	290,000		292,753
Hillsborough Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.38	10/1/15	100,000		100,399
Hillsdale Borough Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/16	355,000		362,373
Hopewell Township,
GO Notes (Affordable Housing
Bonds, General Improvement
Bonds and Open Space Bonds)	3.00	2/15/16	100,000		101,162
Hopewell Valley Regional School
District Board of Education GO
Notes, Refunding (School Bonds)	3.00	1/15/16	150,000		151,404
Hudson County Improvement
Authority, Essential Purpose
Pooled Governmental Revenue
(LOC; TD Bank)	0.01	9/7/15	5,000,000	a	5,000,000
Jersey City,
GO Notes (BAN, Real Property
Tax Appeal Notes and Special
Emergency Notes)	1.00	12/11/15	4,900,000		4,906,560
Jersey City,
GO Notes (General Improvement
Bonds)	5.00	1/15/16	100,000		101,526
Jersey City,
GO Notes (Real Property Tax
Appeal Refunding Notes and
Special Emergency Notes)	1.00	4/14/16	2,268,740		2,275,282
Lakewood Township,
GO Notes, Refunding (General
Improvement Bonds and Pension
Bonds)	4.00	1/15/16	200,000		202,604
Lavallette Borough,
GO Notes, Refunding	1.50	4/1/16	315,000		317,009
Lenape Regional High School
District Board of Education,
GO Notes, Refunding (School
Bonds)	3.00	3/15/16	270,000		273,699
Leonia Borough Board of Education,
GO Notes, Refunding (School
Bonds)	4.00	8/15/16	125,000		128,995
Linden,
GO Notes	3.75	12/1/15	100,000		100,858
Linden,

GO Notes	2.00	3/15/16	425,000	428,635
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/16	4,000,000	4,006,744
Little Egg Harbor Township Board
of Education, GO Notes,
Refunding (School Bonds)	2.00	1/15/16	200,000	201,100
Little Falls Township,
GO Notes, (BAN and Tax Appeal
Refunding BAN)	1.00	12/18/15	1,000,000	1,001,264
Livingston Township,
GO Notes (General Improvement
Bonds)	2.00	1/1/16	200,000	201,082
Livingston Township,
GO Notes, Refunding	3.00	7/15/16	100,000	102,250
Livingston Township Board of
Education, GO Notes, GAN	1.00	9/24/15	4,000,000	4,001,404
Lodi Borough Board of Education,
COP, Refunding (Lease Purchase
Agreement)	2.00	9/15/15	275,000	275,154
Long Beach Township,
GO Notes, BAN	1.50	3/22/16	3,000,000	3,015,780
Long Beach Township,
GO Notes, Refunding, BAN	1.50	9/1/16	1,000,000	1,007,820
Lower Township Municipal Utilities
Authority, Revenue, Refunding	2.00	12/1/15	160,000	160,644
Lumberton Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	2/15/16	810,000	815,600
Mantua Township,
GO Notes	2.00	12/1/15	190,000	190,756
Middlesex County,
GO Notes (County
Vocational-Technical Schools
Bonds and General Improvement
Bonds)	4.13	1/1/16	105,000	106,219
Monmouth County,
GO Notes (County College Bonds)	3.00	3/1/16	290,000	293,951
Monmouth County,
GO Notes (County Vocational
School Bonds)	3.00	3/1/16	440,000	445,995
Monmouth County,
GO Notes, Refunding (General
Improvement Bonds and
Reclamation Center Utility
Bonds)	4.00	3/1/16	300,000	305,346
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/15	235,000	235,695
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/15	115,000	115,341
Monmouth County Improvement

Authority, Governmental Loan
Revenue	5.00	12/1/15	390,000		394,556
Monmouth County Improvement
Authority, Governmental Pooled
Loan Revenue	2.75	1/15/16	100,000		100,868
Monmouth County Improvement
Authority, Governmental Pooled
Loan Revenue, Refunding	5.00	12/1/15	370,000		374,261
Monroe Township Board of
Education, GO Notes, Refunding
(School District Bonds)	2.00	3/1/16	120,000		120,950
Montclair Township,
GO Notes (General Improvement
Bonds and Sewer and Water
Utility Bonds)	3.00	3/1/16	1,365,000		1,383,741
Montclair Township,
GO Notes, Refunding (General
Improvement Bonds and Water
Utility Bonds)	3.00	2/1/16	125,000		126,347
Morris Plains Borough,
GO Notes	1.00	11/1/15	405,000		405,479
Mount Laurel Township
Commissioners of Fire District
Number 1, GO Notes	2.00	10/1/15	125,000		125,169
Mount Olive Township,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	10/15/15	515,000		516,052
Mount Olive Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	1/15/16	300,000		301,776
New Brunswick,
GO Notes, Refunding (School
Bonds)	3.00	10/1/15	225,000		225,471
New Brunswick Parking Authority,
Parking Revenue, Refunding	4.00	1/1/16	320,000		323,783
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.17	9/7/15	3,495,000	a	3,495,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.03	9/7/15	21,895,000	a	21,895,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/15	1,195,000	a	1,195,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/15	800,000	a	800,000
New Jersey Economic Development

Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD
Bank)	0.10	9/7/15	685,000	a	685,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/15	1,245,000	a	1,245,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project) (LOC;
TD Bank)	0.20	9/7/15	2,685,000	a	2,685,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project) (LOC;
TD Bank)	0.20	9/7/15	730,000	a	730,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/15	390,000	a	390,000
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.01	9/1/15	600,000	a	600,000
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.01	9/1/15	2,300,000	a	2,300,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.05	9/7/15	1,180,000	a	1,180,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.20	9/7/15	895,000	a	895,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC; TD
Bank)	0.10	9/7/15	460,000	a	460,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.17	9/7/15	1,400,000	a	1,400,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.

Project) (LOC; Wells Fargo
Bank)	0.17	9/7/15	1,300,000	a	1,300,000
New Jersey Economic Development
Authority, Revenue (ESARC,
Inc.) (Liquidity Facility; TD
Bank)	0.07	9/7/15	1,940,000	a	1,940,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.12	9/7/15	1,020,000	a	1,020,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.20	9/7/15	1,410,000	a	1,410,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.20	9/7/15	2,845,000	a	2,845,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.17	9/7/15	1,070,000	a	1,070,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.10	9/7/15	4,655,000	a	4,655,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD
Bank)	0.05	9/7/15	2,140,000	a	2,140,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	9/7/15	995,000	a	995,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	9/7/15	2,250,000	a	2,250,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	9/7/15	6,505,000	a	6,505,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	9/7/15	4,800,000	a	4,800,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.12	9/7/15	3,065,000	a	3,065,000

New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.17	9/7/15	740,000	a	740,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (Escrowed to
Maturity)	5.00	3/1/16	100,000		102,253
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.04	9/7/15	10,000,000	a	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.04	9/7/15	5,470,000	a	5,470,000
New Jersey Educational Facilities
Authority, Revenue, CP
(Princeton University)	0.04	11/5/15	5,000,000		5,000,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	4.00	9/1/15	195,000		195,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	5.00	9/1/15	100,000		100,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue, Refunding	5.00	9/1/15	100,000		100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.02	9/7/15	150,000	a	150,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.02	9/7/15	275,000	a	275,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Nursing and
Rehabilitation, Inc.) (LOC;
JPMorgan Chase Bank)	0.02	9/7/15	150,000	a	150,000
New Jersey Health Care Facilities
Financing Authority, Revenue

(Rahway Hospital) (LOC; Wells
Fargo Bank)	0.01	9/7/15	970,000	a	970,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.12	9/7/15	1,600,000	a	1,600,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.01	9/1/15	2,070,000	a	2,070,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.01	9/1/15	5,900,000	a	5,900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC; TD
Bank)	0.01	9/7/15	500,000	a	500,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health, Inc.) (LOC;
Wells Fargo Bank)	0.02	9/7/15	100,000	a	100,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.05	10/1/15	85,000		85,314
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Bank of
America)	0.02	9/7/15	3,800,000	a	3,800,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Royal
Bank of Canada)	0.01	9/7/15	16,000,000	a	16,000,000
Newton,
GO Notes, BAN	1.50	8/26/16	1,139,000		1,148,908
North Bergen Municipal Utilities
Authority, Sewer Revenue,
Refunding	2.00	12/15/15	135,000		135,619
North Bergen Township,
GO Notes, Refunding (General
Improvement Bonds)	3.00	4/1/16	370,000		375,361
North Haledon Borough,
GO Notes (General Improvement
Bonds)	1.00	3/15/16	375,000		376,199
North Plainfield Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	3.00	6/1/16	1,180,000		1,201,096
North Wildwood,
GO Notes (General Improvement
Bonds)	3.00	11/1/15	100,000		100,427
Northfield Board of Education,
GO Notes (School Bonds)	2.13	8/1/16	100,000		101,458

Ocean City,
GO Notes (General Improvement
Bonds)	2.00	9/1/15	400,000	400,000
Ocean City,
GO Notes (General Improvement
Bonds)	3.00	12/15/15	240,000	241,679
Ocean County,
GO Notes, Refunding	3.00	8/1/16	200,000	204,184
Ocean County,
GO Notes, Refunding	4.00	8/1/16	100,000	103,284
Ocean County,
GO Notes, Refunding	5.00	8/1/16	1,235,000	1,288,578
Ocean County,
GO Notes, Refunding (General
Improvement Bonds)	4.00	12/1/15	100,000	100,905
Ocean Township,
GO Notes	3.00	11/1/15	925,000	929,216
Ocean Township Board of Education,
GO Notes (School Bonds)	4.13	9/1/15	365,000	365,000
Old Bridge Municipal Utilities
Authority, Revenue, Refunding	3.00	11/1/15	250,000	251,101
Old Tappan Borough,
GO Notes (General Improvement
Bonds)	1.00	8/15/16	185,000	185,966
Palmyra Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	3.00	3/1/16	580,000	587,314
Parsippany-Troy Hills Township,
GO Notes, Refunding (General
Improvement Bonds, Sewer
Utility Bonds and Water
Utility Bonds)	3.00	10/1/15	275,000	275,552
Passaic County,
GO Notes	3.00	4/1/16	100,000	101,490
Passaic County,
GO Notes, Refunding (County
College Bonds and General
Improvement Bonds)	5.00	9/1/15	200,000	200,000
Pennsauken Township,
Special Emergency Notes	1.00	6/23/16	1,200,000	1,203,367
Pine Hill Borough,
GO Notes	2.00	9/1/16	250,000	253,387
Pinelands Regional School District
Board of Education, GO Notes,
Refunding (School Bonds)	2.00	3/1/16	375,000	377,878
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
Bank PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	9/7/15	1,660,000 a,b,c	1,660,000
Port Authority of New York and New

Jersey (Consolidated Bonds,
185th Series) (Citigroup ROCS,
Series RR II R-14086)
(Liquidity Facility; Citibank
NA)	0.06	9/7/15	2,050,000	a,b,c	2,050,000
Princeton,
GO Notes (General Improvement
Bonds)	2.00	9/15/15	500,000		500,325
Rahway,
GO Notes	2.00	8/1/16	350,000		354,784
Rahway,
GO Notes, BAN	1.25	9/29/15	2,503,000		2,504,619
Ramapo Indian Hills Regional High
School District Board of
Education, GO Notes, Refunding
(School Bonds)	2.50	6/1/16	1,075,000		1,090,179
Randolph Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	2/1/16	100,000		101,042
Ridgefield Borough Board of
Education, GO Notes (School
Bonds)	2.00	2/15/16	100,000		100,731
River Edge Borough Board of
Education, GO Notes (School
Bonds)	4.13	10/15/15	150,000		150,682
River Vale Township,
GO Notes (General Capital
Bonds and Golf Course Utility
Bonds)	2.00	8/1/16	230,000		233,143
River Vale Township,
GO Notes (Golf Course Utility
Bonds)	2.00	10/1/15	255,000		255,355
Robbinsville Township,
GO Notes	3.00	12/1/15	100,000		100,656
Rutgers, The State University,
GO Notes	4.00	5/1/16	1,070,000		1,096,663
Rutgers, The State University,
GO Notes (Liquidity Facility;
U. S. Bank NA)	0.01	9/1/15	4,390,000	a	4,390,000
Rutgers, The State University,
GO Notes, Refunding	4.00	5/1/16	260,000		265,831
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.01	9/1/15	16,235,000	a	16,235,000
Sayreville Borough,
GO Notes (General Improvement
Bonds)	3.25	9/15/15	100,000		100,107
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue
(Bridgewater Project)	2.25	9/1/15	100,000		100,000
South Brunswick Township,

GO Notes (General Improvement
Bonds, Open Space Bonds and
Water-Sewer Utility Bonds)	4.00	11/15/15	100,000	100,755
South Orange - Maplewood School
District Board of Education,
GO Notes, Refunding (School
Bonds)	4.00	11/1/15	100,000	100,606
Stafford Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.25	9/1/15	150,000	150,000
Swedesboro-Woolwich Consolidated
School District Board of
Education, GO Notes, Refunding
(School Bonds)	1.00	2/15/16	625,000	626,389
Toms River Township,
GO Notes (General Improvement
Bonds and Golf Utility
Improvement Bonds)	3.00	6/15/16	100,000	101,969
Toms River Township,
Special Emergency Notes	1.00	6/22/16	1,575,000	1,579,404
Trenton,
GO Notes (School Bonds)	3.00	4/15/16	100,000	101,482
Union Beach Borough,
GO Notes	2.00	2/15/16	100,000	100,589
Union County,
GO Notes, Refunding (County
Vocational-Technical School
Bonds and General Improvement
Bonds)	2.00	3/1/16	145,000	146,006
Union County,
GO Notes, Refunding (General
Improvement Bonds)	5.00	3/1/16	100,000	102,331
Union County Improvement
Authority, GO Lease Revenue,
Refunding (Juvenile Detention
Center Facility Project)	3.60	5/1/16	245,000	249,781
Union Township Board of Education,
GO Notes, Refunding (School
Bonds)	2.00	1/1/16	110,000	110,559
Upper Freehold Regional School
District Board of Education,
GO Notes, Refunding (School
Bonds)	1.00	2/15/16	235,000	235,587
Waldwick Borough,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	11/1/15	240,000	240,669
Wanaque Borough,
GO Notes (Assessment Bonds,
General Bonds and Water Bonds)	2.25	2/1/16	250,000	251,931
Washington Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	1/1/16	200,000	203,090

Washington Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	2/1/16	240,000	242,526
West Deptford Township,
GO Notes, Refunding	1.00	9/1/15	2,020,000	2,020,000
West Windsor Township,
GO Notes (General Improvement
Bonds)	5.00	11/1/15	150,000	151,135
West Windsor-Plainsboro Regional
School District, GO Notes,
Refunding (School Bonds)	5.00	9/15/15	540,000	540,970
West Windsor-Plainsboro Regional
School District, GO Notes,
Refunding (School Bonds)	3.00	12/1/15	100,000	100,644
Willingboro Township,
GO Notes (General Improvement
Bonds)	2.00	4/15/16	650,000	656,427
Wood-Ridge Borough,
GO Notes, BAN	1.00	2/11/16	956,000	958,421

Total Investments (cost $255,699,684)			96.5%	255,699,684
Cash and Receivables (Net)			3.5%	9,167,769
Net Assets			100.0%	264,867,453

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities amounted to $22,005,000 or 8.3% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	255,699,684
Level 3 - Significant Unobservable Inputs	-
Total	255,699,684

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)